Organization and Basis of Presentation (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Organization and Basis of Presentation (Details) [Line Items]
Cash equivalents	$ 1,400	$ 3,500
Accumulated deficit	(28,562)	(12,666)	$ (5,699)
Working capital deficiency	1,300	$ 9,700
Business activities, bridge loans description		(i) $1,000,000 of the outstanding Bridge Notes (other than the Bridge Notes issued to LiveOne) on April 7, 2023, (ii) an additional $1,000,000 of the outstanding Bridge Notes (other than the Bridge Notes issued to LiveOne) on May 13, 2023, and (iii) an additional $1,000,000 of the outstanding Bridge Notes (other than the Bridge Notes issued to LiveOne) on June 3, 2023.
Net assets	16,100
Going Concern and Liquidity [Member]
Organization and Basis of Presentation (Details) [Line Items]
Accumulated deficit	$ 28,600	$ 12,700